FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2014
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
FINANCIAL (EXPENSES) INCOME, NET

NOTE 15:   FINANCIAL (EXPENSES) INCOME, NET

	2014	2013	2012
	$	$	$
Financial expenses:

Interest, amortization of discount, bank charges and fees (*)	(165)	(67)	(425)
Exchange differences	-	(89)	-

Total financial expenses	(165)	(156)	(425)
Financial income:

Gain on extinguishment of convertible bonds		-	2,230
Exchange differences	32	-	-

Total financial income	32	-	2,230

Net total	(133)	(156)	1,805

(*)	Includes expenses of $0, $0, and $445 related to convertible bonds, in the years ended December 31, 2014, 2013 and 2012, respectively.